Condensed group statement of changes in equity - USD ($) $ in Millions		Total	Equity attributable to owners of parent [member]		Non-controlling interests, hybrid bonds	Non-controlling interests, other interest	Reserve of exchange differences on translation [member]
Equity at beginning of period at Dec. 31, 2020		$ 85,568	$ 71,250		$ 12,076	$ 2,242
Comprehensive income		10,100	9,643		249	208
Dividends recognised as distributions to owners		(2,292)	(2,134)			(158)
Cash flow hedges transferred to the balance sheet, net of tax		(6)	(6)
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(500)	(500)
Increase (decrease) through share-based payment transactions, equity		188	188
Increase (Decrease) Through Change In Share Of Equity Of Joint Ventures And Associates Accounted For Using Equity Method, Net Of Tax		(3)	(3)
Payments on increase (decrease) though other changes, equity		(383)	(7)		(376)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		560	366			194
Equity at end of period at Jun. 30, 2021		93,232	78,797		11,949	2,486	$ 9,200
Equity at beginning of period at Dec. 31, 2021		90,439	75,463	[1]	13,041	1,935
Comprehensive income		(2,410)	(2,936)	[1]	254	272
Dividends recognised as distributions to owners		(2,258)	(2,130)	[1]		(128)
Cash flow hedges transferred to the balance sheet, net of tax		(1)	(1)	[1]		0
Issue of equity	[2]	820	820	[1]
Increase (Decrease) In Number Of Shares Outstanding Through Share Repurchase, Equity Amount		(4,490)	(4,490)	[1]
Increase (decrease) through share-based payment transactions, equity		380	380	[1]
Increase (decrease) through other changes, equity		128	(2)	[1]	130
Payments on increase (decrease) though other changes, equity		(379)	15	[1]	(394)
Increase (decrease) through changes in ownership interests in subsidiaries that do not result in loss of control, equity		(666)	(510)	[1]		(156)
Equity at end of period at Jun. 30, 2022		$ 81,563	$ 66,609	[1]	$ 13,031	$ 1,923

[1]	In 2022 $9.2 billion of the opening foreign currency translation reserve has been moved to profit and loss account reserve as a result of bp's decision to exit its shareholding in Rosneft and its other businesses with Rosneft in Russia. For more information see Note 1.
[2]	Relates to ordinary shares issued as non-cash consideration for the acquisition of the public units of BP Midstream Partners LP.